Investment funds (Tables)	12 Months Ended
Dec. 31, 2019
Investment Funds [Abstract]
Investment funds
The net asset values of Investment funds are
as follows:

	NET ASSET VALUES AS OF
INVESTMENT FUNDS	December 31, 2019	December 31, 2018
FBA Renta Pesos	39,129,811	24,433,615
FBA Horizonte	790,936	2,014,548
FBA Renta Fija Dólar Plus	718,995	2,434,999
FBA Acciones Latinoamericanas	551,067	559,170
FBA Calificado	472,930	586,498
FBA Renta Fija Dólar	470,455	5,765,286
FBA Ahorro Pesos	462,399	9,695,147
FBA Acciones Argentinas	354,355	571,764
FBA Bonos Latam	317,683	56,484
FBA Bonos Argentina	248,449	6,171,650
FBA Bonos Globales	201,829	52,609
FBA Retorno Total II	85,002	101,053
FBA Brasil I	82,972	1,629
FBA Horizonte Plus	77,087	145,556
FBA Renta Fija Plus	52,745	338,402
FBA Retorno Total I	28,465	88,529
FBA Gestión I	23,163	—
FBA Renta Mixta	17,694	129,212
FBA Renta Fija Local	1,384	1,631
FBA Renta Pública I	1,384	1,631
FBA Renta Pública II	722	580
FBA Renta Pesos Plus	—	24,573

	44,089,527	53,174,566